Income Tax and Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAX AND DEFERRED TAXES
Components of Income Tax Expense Benefit

The following table presents the components of the income tax expense / (benefit) for the years ended December 31, 2019, 2018 and 2017:

	For the years ended December 31,
	2019	2018	2017
Current Income Tax and Adjustments to Current Income Tax for Previous Periods	ThCh$	ThCh$	ThCh$
Current income tax	(54,904,679)	(47,354,780)	(162,820,181)
Adjustments to current tax from the previous period	(2,251,167)	(6,304,285)	(1,127,646)
Other current tax benefit / (expense)	(37,369,930)	(61,507,252)	15,934,106
Current tax expense, net	(94,525,776)	(115,166,317)	(148,013,721)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	33,297,872	(43,134,500)	4,671,420
Adjustments to deferred taxes from the previous period	—	4,818,298	—
Total deferred tax benefit / (expense)	33,297,872	(38,316,202)	4,671,420
Income tax expense	(61,227,904)	(153,482,519)	(143,342,301)

Summary of Reconciliation of Tax Expense

The following table reconciles income taxes resulting from applying the local current tax rate to “Net income before taxes” and the actual income tax expense recorded in the accompanying Consolidated Statement of Comprehensive Income for the years ended December 31, 2019, 2018 and 2017:

		12-31-2019		12-31-2018		12-31-2017
Reconciliation of Tax Expense	Rate	ThCh$	Rate	ThCh$	Rate	ThCh$
ACCOUNTING INCOME BEFORE TAX		377,321,122		566,330,276		666,760,212
Total tax income (expense) using statutory rate	(27.00%)	(101,876,703)	(27.00%)	(152,909,175)	(25.50%)	(170,023,854)
Tax effect of rates applied in other countries	0.06%	232,897	—	—	0.05%	328,968
Tax effect of non-taxable operations	11.30%	42,638,986	0.31%	1,746,052	5.67%	37,774,743
Tax effect of non-tax-deductible expenses	(2.76%)	(10,399,776)	(2.26%)	(12,786,965)	(3.11%)	(20,737,858)
Tax effect of adjustments to taxes in previous periods	(0.60%)	(2,251,167)	(1.11%)	(6,304,285)	(0.17%)	(1,127,646)
Adjustments for prior periods deferred taxes	—	—	0.85%	4,818,298	—	—
Price level restatement for tax purposes (investments and equity)	2.76%	10,427,859	2.11%	11,953,556	1.57%	10,443,346
Total adjustments to tax expense using statutory rate	10.77%	40,648,799	(0.10)%	(573,344)	4.00%	26,681,553
Income tax benefit (expense)	(16.23%)	(61,227,904)	(27.10%)	(153,482,519)	(21.50%)	(143,342,301)

Summary of Origination and Changes in Deferred Tax Assets and Liabilities

The origination and changes in deferred tax assets and liabilities as of December 31, 2019 and 2018, are as follows:

	December 31, 2019		December 31, 2018
	Assets	Liabilities	Assets	Liabilities
Deferred Tax Assets (Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$
Accumulated depreciation	10,652,313	(404,453,928)	9,636,857	(359,613,258)
Post-employment benefit obligations	7,772,646	(34,413)	6,131,110	(421,462)
Revaluations of financial instruments	456,888	—	—	—
Tax loss	81,154,636	—	36,921,157	—
Provisions	87,275,541	—	55,080,385	—
Dismantling Provision	44,485,711	—	23,627,264	—
Provision for Civil Contingencies	3,502,161	—	4,108,710	—
Provision Contingencies Workers	492,522	—	430,900	—
Provision for doubtful trade accounts	14,555,712	—	13,253,612	—
Provision of Human Resources accounts	7,859,341	—	7,432,939	—
Other Provisions	16,380,094	—	6,226,960	—
Other Deferred Taxes	20,980,774	(31,240,859)	14,277,897	(20,921,510)
Capitalization of financial expenses	—	(11,412,737)	—	(11,202,063)
Argentina Hyperinflationary Effect	—	(657,871)	—	(425,687)
Other Deferred Taxes	20,980,774	(19,170,251)	14,277,897	(9,293,760)
Deferred Tax Assets/Liabilities before compensation	208,292,798	(435,729,200)	122,047,406	(380,956,230)
Compensation of Assets (Liabilities) for deferred taxes	(186,444,559)	186,444,559	(102,876,176)	102,876,176
Deferred Tax Assets (Liabilities) after compensation	21,848,239	(249,284,641)	19,171,230	(278,080,054)

		Changes 2019
	Opening balance January 1, 2019	Increase (decrease) in profit or loss	Increase (decrease) in other comprehensive income	Foreign Currency Translation	Other increases (decreases)	Closing balance December 31, 2019
Deferred Tax Assets (Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Accumulated depreciation	(349,976,401)	(5,668,543)	—	(1,561,204)	(36,595,467)	(393,801,615)
Post-employment benefit obligations	5,709,648	126,352	2,099,845	—	(197,612)	7,738,233
Revaluations of financial instruments	—	—	710,523	—	(253,635)	456,888
Tax loss	36,921,157	14,343,314	—	2,096,339	27,793,826	81,154,636
Provisions	55,080,385	24,123,136	—	795,123	7,276,897	87,275,541
Dismantling Provision	23,627,264	20,711,621	—	34,574	112,252	44,485,711
Provision for Civil Contingencies	4,108,710	(606,549)	—	—	—	3,502,161
Provision Contingencies Workers	430,900	61,622	—	—	—	492,522
Provision for doubtful trade accounts	13,253,612	1,302,403	—	128	(431)	14,555,712
Provision of Human Resources accounts	7,432,939	3,233,471	—	(13,109)	(2,793,960)	7,859,341
Other Provisions	6,226,960	(579,432)	—	773,530	9,959,036	16,380,094
Other Deferred Taxes	(6,643,613)	373,614	992	—	(3,991,078)	(10,260,085)
Capitalization of financial expenses	(11,202,063)	(407,318)		—	196,643	(11,412,738)
Argentina Hyperinflation Effect	(425,687)	(207,916)		—	(24,268)	(657,871)
Other Deferred Taxes	4,984,137	988,848	992	—	(4,163,453)	1,810,524
Deferred Tax Assets (Liabilities)	(258,908,824)	33,297,873	2,811,360	1,330,258	(5,967,069)	(227,436,402)

				Changes 2018
	Opening balance January 1, 2018	Effects first application IFRS 9 and IAS 29	Net balance restated as of January 1, 2018	Increase (decrease) in profit or loss	Increase (decrease) in other comprehensive income	Acquisitions Through Business Combinations	Foreign currency translation	Other increases (decreases)	Closing balance December 31, 2018
Deferred Tax Assets (Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Accumulated depreciation	(263,685,283)	—	(263,685,283)	(3,851,978)	—	(74,336,810)	(10,342,994)	2,240,664	(349,976,401)
Post-employment benefit obligations	5,971,995	—	5,971,995	(250,223)	(10,228)	—	—	(1,896)	5,709,648
Tax loss carryforwards	9,536,102	—	9,536,102	(3,278,563)		32,058,724	2,831,404	(4,226,510)	36,921,157
Provisions	39,890,472	1,261,836	41,152,308	4,032,271	—	5,183,782	973,961	3,738,063	55,080,385
Dismantling Provision	17,411,395	—	17,411,395	4,442,928	—	1,707,519	59,520	5,902	23,627,264
Provision for Civil Contingencies	3,762,772	—	3,762,772	306,893	—	—	39,045	—	4,108,710
Provision Contingencies Workers	5,989	—	5,989	333,704	—	8,016	83,191	—	430,900
Provision for doubtful trade accounts	11,976,401	1,261,836	13,238,237	13,646	—	3,434	989	(2,694)	13,253,612
Provision of Human Resources accounts	6,497,206	—	6,497,206	178,162	—	70,795	686,776	—	7,432,939
Other Provisions	236,709		236,709	(1,243,062)	—	3,394,018	104,440	3,734,855	6,226,960
Other Deferred Taxes	38,900,825	(213,442)	38,687,383	(34,967,709)	111	—	—	(10,363,398)	(6,643,613)
Capitalization of financial expenses	(4,780,923)	—	(4,780,923)	(6,421,139)	—	—	—	(1)	(11,202,063)
Recoverable taxes	10,491,314	—	10,491,314	—	—	—	—	(10,491,314)	—
Investments accounted for using the equity method - Hidroaysen	30,938,736	—	30,938,736	(30,938,736)	—	—	—	—	—
Argentina Hyperinflation Effect	—	(213,442)	(213,442)	(212,245)	—	—	—	—	(425,687)
Other Deferred Taxes	2,251,698	—	2,251,698	2,604,411	111	—	—	127,917	4,984,137
Deferred Tax Assets (Liabilities)	(169,385,889)	1,048,394	(168,337,495)	(38,316,202)	(10,117)	(37,094,304)	(6,537,629)	(8,613,077)	(258,908,824)

Effects of Deferred Tax on Components of Other Comprehensive Income

The effects of deferred tax on the components of other comprehensive income for the years ended December 31, 2019 and 2018, are as follows:

	For the years ended December 31,
	2019			2018			2017
Effects of Deferred Tax on the Components of	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	AmountBefore Tax	Income Tax Expense (Benefit)	Amount After Tax
Other Comprehensive Income	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Available-for-sale financial assets	(3,673)	992	(2,681)	(411)	111	(300)	1,840	(497)	1,343
Cash flow hedge	(139,174,121)	36,883,401	(102,290,720)	(221,906,855)	60,650,786	(161,256,069)	97,558,961	(25,701,599)	71,857,362
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	—	—	—	—	—	—	(1,490)	—	(1,490)
Foreign currency translation	73,114,966	—	73,114,966	107,492,316	—	107,492,316	(3,686,549)	—	(3,686,549)
Actuarial gains(losses) on defined-benefit pension plans	(7,777,204)	2,099,845	(5,677,359)	37,881	(10,228)	27,653	1,716,875	(463,556)	1,253,319
Income tax related to components of other comprehensive income	(73,840,032)	38,984,238	(34,855,794)	(114,377,069)	60,640,669	(53,736,400)	95,589,637	(26,165,652)	69,423,985

Movements in Deferred Taxes for Components of Other Comprehensive Income

The following table presents deferred taxes between the balance sheet and income taxes in other comprehensive income as of December 31, 2019 and 2018.

	For the years ended December 31,
	2019	2018	2017
Deferred taxes of components of other comprehensive income	ThCh$	ThCh$	ThCh$
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	2,811,360	(10,117)	(464,053)
Income tax of changes in cash flow hedge transactions	36,172,878	60,650,786	(25,701,599)
Total income tax relating to components of other comprehensive income	38,984,238	60,640,669	(26,165,652)